Fair Value and Fair Value Hierarchy of Financial Instruments - Schedule of Movements in Fair Value Measurements (Details)	6 Months Ended			12 Months Ended
	Jun. 30, 2025 MYR (RM)	Jun. 30, 2025 USD ($)	Dec. 31, 2024 MYR (RM)	Dec. 31, 2024 MYR (RM)
Financial assets, at fair value through other comprehensive income
Currency realignment		$ (7,341)
Financial liabilities, at fair value through profit and loss [Member]
Financial assets, at fair value through other comprehensive income
Beginning	148,887	33,305	RM 1,964,335
Addition			17,506,418
Disposal			(19,270,975)
Currency realignment	(8,583)		(50,891)
Ending	140,304	33,305	148,887	148,887
Level 1 of fair value hierarchy [Member] | Financial assets, at fair value through other comprehensive income [Member]
Financial assets, at fair value through other comprehensive income
Beginning	4,036,772	903,000	36
Transfer from Level 3	7,546,035	1,791,259
Addition	8,918,026	2,116,938	4,036,771
Disposal	(9,680,659)	(2,297,970)	(35)
Fair value changes recognized in other comprehensive income	(624,937)	(148,346)
Loss on disposal	(1,420,098)	(337,099)
Currency realignment	(600,379)	(87,278)
Ending	8,174,760	1,940,504	4,036,772	4,036,772
Level 3 of fair value hierarchy [Member] | Financial assets, at fair value through other comprehensive income [Member]
Financial assets, at fair value through other comprehensive income
Beginning	123,581,890	27,644,482	38,368,793
Addition	302,778,984	71,872,904	208,299,477
Disposal			(77,345,224)
Transfer to Level 1	(7,546,035)	(1,791,259)	(4,036,771)
Fair value changes recognized in other comprehensive income			(40,274,575)
Currency realignment	176,300	1,732,922	(1,429,810)
Ending	RM 418,991,139	$ 99,459,049	RM 123,581,890	RM 123,581,890